Property and Equipment, Operating Leases (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Term	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Rental expense	$ 47,818	$ 37,918
Future minimum rent commitments under various operating leases [Abstract]
2016	39,250
2017	29,900
2018	29,900
2019	29,900
2020	32,704
Total	$ 161,654
West Pine Street Branch [Member]
Operating Leased Assets [Line Items]
Operating lease term period	5 years
Monthly rental payment related to operating lease	$ 2,492
Lease expiration date	Mar. 31, 2020
Operating lease monthly rent incremental rate	12.50%
Number of additional lease terms option to renew | Term	1
Period of additional lease terms option to renew	5 years
Loan Production Office [Member]
Operating Leased Assets [Line Items]
Operating lease term period	6 months
Monthly rental payment related to operating lease	$ 850
Number of additional lease terms option to renew | Term	1
Period of additional lease terms option to renew	6 months